------------------------------
                                                  OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0570

                                                  Expires: September 30, 2007

                                                  Estimated average burden
                                                  hours per response: 19.4
                                                  ------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-09000
                                   ----------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3100 Tower Boulevard, Suite 700       Durham, North Carolina         27707
--------------------------------------------------------------------------------
              (Address of principal executive offices)              (Zip code)

                               Larry D. Coats, Jr.


Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ----------------------

Date of fiscal year end:         June 30, 2006
                          --------------------------------------------

Date of reporting period:        December 31, 2005
                          --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2005

                                  (UNAUDITED)






                               [GRAPHIC OMITTED]
                                 OAK VALUE FUND
                                 --------------








                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                            February, 2006
================================================================================

Dear Fellow Oak Value Fund Shareholders:

We have included the Oak Value Fund's financial statements for the six month period ended December 31, 2005 as well as other financial and portfolio data in the pages that follow. During the most recent six months, we added positions in three new companies and eliminated one position during the same period. The recent market environment, while challenging, has allowed our team to bring to bear what we believe to be an increasingly productive research effort in a period of opportunity.

Consistent with our practice established two years ago, we have intentionally chosen to limit the level of portfolio commentary in this semi-annual report to a basic overview of relevant observations. As has become our custom, we provide ongoing and detailed information and updates on investment activities of the Oak Value Fund at WWW.OAKVALUEFUND.COM. We encourage your review of this information on a periodic basis and specifically refer you to the Investment Adviser's Review for additional commentary with regard to the activities of the Oak Value Fund.

We thank you for your continued interest and partnership and welcome your questions and comments.

Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.     /s/ Larry D. Coats, Jr.   /s/ Matthew F. Sauer
David R. Carr, Jr.         Larry D. Coats, Jr.       Matthew F. Sauer

-------------------------------------------------------------------------------------------------------
                                          TOP TEN HOLDINGS1
                                       As of December 31, 2005
-------------------------------------------------------------------------------------------------------
     COMPANY                      PRIMARY BUSINESS                                   S&P SECTOR
-------------------------------------------------------------------------------------------------------
AFLAC                  Supplemental Heath & Life Insurance                      Financials
-------------------------------------------------------------------------------------------------------
Berkshire Hathaway     Insurance, Reinsurance & Capital Allocation              Financials
-------------------------------------------------------------------------------------------------------
Cadbury Schweppes      Int'l Confectionery & Beverages Manufacturer/Licensor    Consumer Staples
-------------------------------------------------------------------------------------------------------
Comcast                Entertainment & Information Services                     Consumer Discretionary
-------------------------------------------------------------------------------------------------------
Constellation Brands   Wine, Beer & Spirits Production/Distribution             Consumer Staples
-------------------------------------------------------------------------------------------------------
E.W. Scripps           Entertainment & Information/Media                        Consumer Discretionary
-------------------------------------------------------------------------------------------------------
IMS Health             Prescription Medication Data Provider                    Health Care
-------------------------------------------------------------------------------------------------------
Time Warner            Entertainment & Information/Media                        Consumer Discretionary
-------------------------------------------------------------------------------------------------------
United Technologies    Diversified Manufacturing and Services                   Industrials
-------------------------------------------------------------------------------------------------------
Zale                   Fine Jewelry Retailing                                   Consumer Discretionary
-------------------------------------------------------------------------------------------------------
1    Top Ten Holdings  are  presented to  illustrate  examples of  the securities in which the Fund may invest. Because they are presented as of the dates indicated and  change  from time  to time, they may not be representative of the Fund's current  or future  investments. Top  Ten Holdings  do not include money market investments.
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                         JULY 1 - DECEMBER 31, 2005 PURCHASE/SALE ACTIVITY
-------------------------------------------------------------------------------------------------------
     POSITION (SYMBOL)             PRIMARY BUSINESS                      SECTOR CLASSIFICATION
-------------------------------------------------------------------------------------------------------
PURCHASED: Estee Lauder (EL)         Personal Care - Beauty Products     Consumer Discretionary
-------------------------------------------------------------------------------------------------------
PURCHASED: Harley Davidson (HDI)     Motorcycles                         Consumer Discretionary
-------------------------------------------------------------------------------------------------------
PURCHASED: Praxair (PX)              Industrial Gases                    Basic Materials
-------------------------------------------------------------------------------------------------------
SOLD: AMBAC (ABK)                    Financial Guarantee Insurance       Financials
-------------------------------------------------------------------------------------------------------

IMPORTANT INFORMATION:

THE OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC. THE INFORMATION PRESENTED ABOVE IS NOT TO BE CONSTRUED AS AN OFFER OR SOLICITATION TO PURCHASE THE OAK VALUE FUND (THE "FUND"), WHICH IS OFFERED ONLY BY PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS,
CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE OAK VALUE FUND'S PROSPECTUS PLEASE VISIT OUR WEBSITE AT WWW.OAKVALUEFUND.COM OR CALL 1-800-622-2474 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE OAK VALUE FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]


            OAK VALUE FUND:                    S&P 500 INDEX:
            ---------------                    --------------

          12/31/95      $10,000           12/31/95       $10,000
          06/30/96       11,110           06/30/96        11,010
          12/31/96       12,899           12/31/96        12,296
          06/30/97       15,509           06/30/97        14,830
          12/31/97       17,762           12/31/97        16,398
          06/30/98       20,869           06/30/98        19,303
          12/31/98       21,123           12/31/98        21,085
          06/30/99       22,287           06/30/99        23,696
          12/31/99       20,463           12/31/99        25,521
          06/30/00       20,525           06/30/00        25,413
          12/31/00       24,181           12/31/00        23,198
          06/30/01       25,312           06/30/01        21,644
          12/31/01       24,068           12/31/01        20,441
          06/30/02       21,057           06/30/02        17,751
          12/31/02       18,209           12/31/02        15,924
          06/30/03       21,615           06/30/03        17,796
          12/31/03       24,057           12/31/03        20,491
          06/30/04       24,521           06/30/04        21,196
          12/31/04       25,975           12/31/04        22,720
          06/30/05       26,042           06/30/05        22,537
          12/31/05       25,620           12/31/05        23,836


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


------------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SINCE
                 CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR    INCEPTION*
                   1995     1996     1997     1998     1999     2000     2001     2002     2003     2004     2005   (AS OF 12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund    28.89%   28.99%   37.70%   18.93%   -3.12%   18.17%   -0.47%  -24.34%   32.11%    7.97%   -1.37%     296.77%(B)
S&P 500 Index     37.58%   22.96%   33.36%   28.58%   21.04%   -9.12%  -11.90%  -22.10%   28.68%   10.88%    4.91%     264.48%(B)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               FOR THE PERIODS ENDED DECEMBER 31, 2005
                                                            ------------------------------------------------------------------------
                                                                                                                          SINCE
                                                              ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
 Oak Value Fund .........................................      -1.37%        12.05%          1.16%          9.86%         11.23%
 S&P 500 Index ..........................................       4.91%        14.39%          0.54%          9.07%         10.50%
------------------------------------------------------------------------------------------------------------------------------------

*   Inception date of the Oak Value Fund was January 18, 1993.
(A) The returns shown do not reflect the deduction of taxes a shareholder  would pay on Fund distributions or the redemption of Fund shares.
(B) Not annualized.


OAK VALUE FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

DISTRIBUTION BY BUSINESS CATEGORY

                                           Basic Materials - 1.7%
                                           Consumer Related - 25.9%
                                           Diversified - 20.7%
   [GRAPHIC OMITTED]                       Finance Related - 11.9%
                                           Healthcare - 1.8%
                                           Insurance - 4.7%
                                           Media - 20.7%
                                           Technology - 5.5%
                                           Telecommunications - 4.4%
                                           Cash Equivalents - 2.7%



TEN LARGEST ISSUERS

                                                   % OF
          COMPANY                               NET ASSETS
          -------------------------------------------------
          Berkshire Hathaway, Inc.                 9.73%
          E.W. Scripps Co. (The) - Class A         6.82%
          Constellation Brands, Inc. - Class A     6.69%
          Cadbury Schweppes PLC - ADR              6.02%
          Zale Corp.                               5.96%
          Time Warner, Inc.                        5.95%
          IMS Health, Inc.                         5.48%
          AFLAC, Inc.                              4.74%
          Comcast Corp. - Class A Special          4.47%
          United Technologies Corp.                4.33%

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At cost ......................................................  $ 186,892,849
                                                                  =============
  At market value (Note 1) .....................................  $ 245,587,307
Receivable for capital shares sold .............................         56,805
Dividends receivable ...........................................        161,121
Other assets ...................................................         54,728
                                                                  -------------
  TOTAL ASSETS .................................................    245,859,961
                                                                  -------------

LIABILITIES
Payable for investment securities purchased ....................      7,269,396
Payable for capital shares redeemed ............................        378,268
Accrued investment advisory fees (Note 3) ......................        185,310
Payable to affiliate (Note 3) ..................................         29,250
Other accrued expenses and liabilities .........................         34,172
                                                                  -------------
  TOTAL LIABILITIES ............................................      7,896,396
                                                                  -------------

NET ASSETS .....................................................  $ 237,963,565
                                                                  =============

Net assets consist of:
Paid-in capital ................................................  $ 172,208,587
Accumulated net investment loss ................................       (285,866)
Accumulated net realized gains from security transactions ......      7,346,386
Net unrealized appreciation on investments .....................     58,694,458
                                                                  -------------
Net assets .....................................................  $ 237,963,565
                                                                  =============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................      7,910,036
                                                                  =============

Net asset value, offering price and redemption price per share (A)$       30.08
                                                                  =============


(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT INCOME
Dividends ......................................................  $   1,282,168
                                                                  -------------

EXPENSES
Investment advisory fees (Note 3) ..............................      1,111,495
Transfer agent and shareholder services fees (Note 3) ..........        122,155
Administration fees (Note 3) ...................................         92,750
Trustees' fees and expenses ....................................         64,404
Postage and supplies ...........................................         42,959
Professional fees ..............................................         30,885
Insurance expense ..............................................         27,125
Fund accounting fees (Note 3) ..................................         24,243
Registration fees ..............................................         18,396
Compliance service fees (Note 3) ...............................         16,329
Custodian fees .................................................         11,908
Other expenses .................................................          5,385
                                                                  -------------
  TOTAL EXPENSES ...............................................      1,568,034
                                                                  -------------

NET INVESTMENT LOSS ............................................       (285,866)
                                                                  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ..................      9,631,243
Net change in unrealized appreciation/depreciation on investments   (13,338,466)
                                                                  -------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (3,707,223)
                                                                  -------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................  $  (3,993,089)
                                                                  =============


See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                        SIX MONTHS
                                                                           ENDED            YEAR
                                                                        DECEMBER 31,       ENDED
                                                                           2005           JUNE 30,
                                                                        (UNAUDITED)         2005
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .............................................   $    (285,866)   $    (973,073)
  Net realized gains from security transactions ...................       9,631,243       14,409,303
  Net change in unrealized appreciation/depreciation on investments     (13,338,466)       1,545,330
                                                                      -------------    -------------
Net increase (decrease) in net assets from operations .............      (3,993,089)      14,981,560
                                                                      -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains from security transactions ..............      (1,891,602)            --
                                                                      -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................      22,321,234       45,708,435
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ..............................       1,742,993             --
  Proceeds from redemption fees collected (Note 1) ................           6,388           38,230
  Payments for shares redeemed ....................................     (29,004,621)     (71,433,511)
                                                                      -------------    -------------
Net decrease in net assets from capital share transactions ........      (4,934,006)     (25,686,846)
                                                                      -------------    -------------

NET DECREASE IN NET ASSETS ........................................     (10,818,697)     (10,705,286)

NET ASSETS
  Beginning of period .............................................     248,782,262      259,487,548
                                                                      -------------    -------------
  End of period ...................................................   $ 237,963,565    $ 248,782,262
                                                                      =============    =============

ACCUMULATED NET INVESTMENT LOSS ...................................   $    (285,866)   $        --
                                                                      =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .....................................................         731,655        1,535,973
  Shares reinvested ...............................................          57,926             --
  Shares redeemed .................................................        (950,574)      (2,405,843)
                                                                      -------------    -------------
  Net decrease in shares outstanding ..............................        (160,993)        (869,870)
  Shares outstanding, beginning of period .........................       8,071,029        8,940,899
                                                                      -------------    -------------
  Shares outstanding, end of period ...............................       7,910,036        8,071,029
                                                                      =============    =============

See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                            SIX MONTHS
                                               ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                           DECEMBER 31,       ENDED          ENDED          ENDED          ENDED          ENDED
                                               2005          JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,       JUNE 30,
                                           (UNAUDITED)        2005           2004           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    30.82     $    29.02     $    25.58     $    24.92     $    30.74     $    25.13
                                            ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment loss ...................        (0.04)         (0.12)         (0.15)         (0.07)         (0.10)         (0.03)
  Net realized and unrealized gains
   (losses) on investments ..............        (0.46)          1.92           3.59           0.73          (5.05)          5.88
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ........        (0.50)          1.80           3.44           0.66          (5.15)          5.85
                                            ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net realized gains from
    security transactions ...............        (0.24)          --             --             --            (0.67)         (0.24)
                                            ----------     ----------     ----------     ----------     ----------     ----------

Proceeds from redemption
  fees collected (Note 1) ...............         0.00(A)        0.00(A)        0.00(A)        --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........   $    30.08     $    30.82     $    29.02     $    25.58     $    24.92     $    30.74
                                            ==========     ==========     ==========     ==========     ==========     ==========

Total return(C) .........................        (1.62%)(B)      6.20%         13.45%          2.65%        (16.81%)        23.32%
                                            ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....   $  237,964     $  248,782     $  259,488     $  272,582     $  279,736     $  346,405
                                            ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
  average net assets (D) ................         1.27%(E)       1.25%          1.25%          1.36%          1.23%          1.22%

Ratio of net investment
  loss to average net assets ............        (0.23%)(E)     (0.39%)        (0.52%)        (0.33%)        (0.36%)        (0.12%)

Portfolio turnover rate .................           21%(E)         29%            24%            28%            63%            52%

(A)  Amount rounds to less than $0.01 per share.

(B)  Not annualized.

(C)  Total  return is a measure of the change in  value  of an  investment  in the Fund over the periods covered, which assumes any dividends or capital gains distributions are  reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(D)  Absent  the  use  of earnings credits on cash balances, the ratios of expenses to average net assets would have been 1.24% and
     1.23% for the years ended June 30, 2002 and June 30, 2001, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 97.3%                                  VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 1.7%
      75,900  Praxair, Inc. ....................................  $  4,019,664
                                                                  ------------

              CONSUMER RELATED -- 25.9%
     373,850  Cadbury Schweppes PLC - ADR ......................    14,314,717
     606,500  Constellation Brands, Inc. - Class A (A) .........    15,908,495
     171,350  Diageo PLC - ADR .................................     9,989,705
     108,750  Estee Lauder Cos. - Class A ......................     3,640,950
      69,600  Harley Davidson, Inc. ............................     3,583,704
     563,750  Zale Corp. (A) ...................................    14,178,312
                                                                  ------------
                                                                    61,615,883
                                                                  ------------
              DIVERSIFIED -- 20.7%
         115  Berkshire Hathaway, Inc. - Class A (A) ...........    10,191,300
       4,413  Berkshire Hathaway, Inc. - Class B (A) ...........    12,954,361
     345,925  Cendant Corp. ....................................     5,967,206
     344,300  Tyco International Ltd. ..........................     9,936,498
     184,100  United Technologies Corp. ........................    10,293,031
                                                                  ------------
                                                                    49,342,396
                                                                  ------------
              FINANCE RELATED -- 11.9%
     221,150  Certegy, Inc. ....................................     8,969,844
     260,450  Equifax, Inc. ....................................     9,902,309
     255,025  Willis Group Holdings Ltd. .......................     9,420,624
                                                                  ------------
                                                                    28,292,777
                                                                  ------------
              HEALTHCARE -- 1.8%
     172,875  Boston Scientific Corp. (A) ......................     4,233,709
                                                                  ------------

              INSURANCE -- 4.7%
     243,125  AFLAC, Inc. ......................................    11,285,863
                                                                  ------------

              MEDIA -- 20.7%
     214,550  Entercom Communications Corp. (A) ................     6,365,698
     337,970  E.W. Scripps Co. (The) - Class A .................    16,229,319
     812,425  Time Warner, Inc. ................................    14,168,692
      86,900  Viacom, Inc. - Class B (A) (B) ...................     3,575,935
     271,175  Viacom, Inc. - Non-Voting Class B ................     8,840,305
                                                                  ------------
                                                                    49,179,949
                                                                  ------------
              TECHNOLOGY -- 5.5%
     523,550  IMS Health, Inc. .................................    13,046,866
                                                                  ------------

              TELECOMMUNICATIONS -- 4.4%
     413,650  Comcast Corp. - Class A Special (A) ..............    10,626,669
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $172,949,318)...........  $231,643,776
                                                                  ------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     CASH EQUIVALENTS -- 5.9%                                VALUE
--------------------------------------------------------------------------------
  13,943,531  First American Government Obligations Fund - Class Y
              (Cost $13,943,531)................................  $ 13,943,531
                                                                  ------------

              TOTAL INVESTMENTS AT VALUE -- 103.2%
                (Cost $186,892,849) ............................  $245,587,307

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)...    (7,623,742)
                                                                  ------------

              NET ASSETS -- 100.0%..............................  $237,963,565
                                                                  ============


(A)  Non-income producing security.
(B)  When-issued security.

See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2.00% if redeemed within 90 days of the date of purchase. For the periods ended December 31, 2005 and June 30, 2005, proceeds from redemption fees totaled $6,388 and $38,230, respectively.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States (GAAP). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the six months ended December 31, 2005 was long-term capital gains. There were no distributions during the year ended June 30, 2005.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2005:

--------------------------------------------------------------------------------
Cost of portfolio investments ..................................  $ 186,893,152
                                                                  =============
Gross unrealized appreciation ..................................  $  64,060,869
Gross unrealized depreciation ..................................     (5,366,714)
                                                                  -------------
Net unrealized appreciation ....................................  $  58,694,155
Capital loss carryforward ......................................       (392,952)
Other gains ....................................................      7,453,775
                                                                  -------------
Total distributable earnings ...................................  $  65,754,978
                                                                  =============
--------------------------------------------------------------------------------
The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

As of June 30, 2005, the Fund had a capital loss carryforward of $392,952, which expires June 30, 2012. The capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term
investments,   amounted  to  $24,917,264  and  $25,982,571,   respectively.

3. TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the

OAK VALUE FUND
NOTES TO FINANCIAL  STATEMENTS (CONTINUED)
================================================================================
Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month. For the six months ended December 31, 2005, Ultimus was paid $92,750 for administration fees.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the six months ended December 31, 2005, Ultimus was paid $43,268 for transfer agent and shareholder services fees.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the six months ended December 31, 2005, the Fund paid $78,887 for such services. These fees are included as "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. During the six months ended December 31, 2005, the Fund paid Ultimus $24,243 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. During the six months ended December 31, 2005, Ultimus was paid $16,329 for such services. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

4. BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the six months ended December 31, 2005,
the  Fund  had  no  outstanding   borrowings  under  the  line  of  credit.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares held within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                 Beginning          Ending
                                Account Value    Account Value    Expenses Paid
                                July 1, 2005   December 31, 2005  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return      $1,000.00          $983.80           $6.35
Based on Hypothetical 5% Return
  (before expenses)              $1,000.00         $1,018.80          $6.46
--------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.27% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OAK VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-622-2474. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser. Approval took place at an in-person meeting, held on November 8, 2005 at which all of the Trustees were present.

The Independent Trustees were advised by counsel of their fiduciary obligations in approving the Agreement, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement will continue to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's portfolio managers, research staff and support personnel and the operations and ownership of the Adviser. The Trustees also reviewed the responsibilities of the Adviser under the Agreement and considered the quality of the advisory services provided to the Trust, including the Adviser's intensive research process and its practices with regards to shareholder protection, shareholder services and communications, and compliance. The Independent Trustees were advised and supported by counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed and discussed the proposed continuance of the Agreement with management of the Adviser.

The Adviser provided the Board with extensive information to assist the Trustees with analyzing the Fund's performance over various periods. The Fund's returns were compared to the returns of relevant indices and similarly managed mutual funds. These analyses and comparisons showed that, although the more recent performance of the Fund has lagged its benchmark (the S&P 500 Index), the Fund's longer term performance has been superior to both the S&P 500 Index and the average of Large Cap Blend Funds as categorized by Morningstar. Based upon their review, the Trustees found that the Adviser has provided high-quality advisory services and has consistently adhered to the stated investment objective and strategies of the Fund.

In reviewing the advisory fees and the total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for other similarly situated mutual funds, categorized both by fund size and by investment style. The Trustees noted that the Adviser is paid an advisory fee at an annual rate of .90% of the Fund's daily net assets and that the Fund's total expenses for each of the past two fiscal years was 1.25% of daily net assets. The Trustees also considered the "fallout benefits" received by the Adviser in its management of the Fund, including certain research services received as a result of placement of the Fund's brokerage, but, given the amounts involved, viewed these as secondary factors in connection with the reasonableness of the advisory fees being paid by the Fund. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================
The Trustees reviewed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and expenses with respect to its management of the Fund for the period from January 1, 2004 through June 30, 2005. The Trustees also reviewed the Fund's brokerage costs and determined that the brokerage commissions negotiated by the Adviser on behalf of the Fund are competitive with industry averages.

The Independent Trustees concluded that: (i) based on the long-term performance and risk characteristics of the Fund, the effectiveness of the Fund in achieving its stated objective, and the Adviser's proactive stance regarding shareholder protections, compliance and communication to shareholders, they believe the Adviser has provided high quality services; (ii) given the goals of the investment program of the Fund to provide attractive returns over a full market cycle, and the fact that the Adviser does not manage the Fund to "track" the market and has consistently adhered to its mandate and stated strategy in managing the Fund, the short-term performance of the Fund relative to mutual fund industry averages and broad market indices is generally not of significant relevance to the assessment of the overall quality of services provided by the Adviser to the Fund; (iii) in their view, the nature of the research services provided by the Adviser, which are broad and sophisticated, are necessary to manage the Fund; (iv) although the advisory fees and overall operating expenses of the Fund are in the higher range of fees and expenses for mutual funds of similar size investing in similar securities, the Trustees believe that the scope and quality of services provided by the Adviser, which exceed the norm, support the appropriateness of the advisory fees payable by the Fund; and (v) at current assets levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive, given the high quality and scope of services provided by the Adviser and the investment performance of the Fund. The Independent Trustees also agreed that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve continuance of the Agreement. Rather, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that the advisory fees payable by the Fund under the Agreement are fair and reasonable. The Independent Trustees determined that it would be in the best interests of the Fund and its shareholders for the Adviser to continue to serve as investment adviser and voted to renew the Agreement for an additional annual period.

                            OAK VALUE FUND

                            INVESTMENT ADVISER
                            Oak Value Capital Management, Inc.
                            3100 Tower Boulevard, Suite 700
                            Durham, North Carolina 27707
                            1-800-680-4199
                            www.oakvaluefund.com

                            ADMINISTRATOR
                            Ultimus Fund Solutions, LLC
                            225 Pictoria Drive, Suite 450
                            Cincinnati, Ohio 45246

                            INDEPENDENT REGISTERED PUBLIC
                            ACCOUNTING FIRM
                            Deloitte & Touche LLP
                            250 East Fifth Street
                            Suite 1900
                            Cincinnati, Ohio 45202

                            CUSTODIAN
                            US Bank, N.A.
                            425 Walnut Street
                            Cincinnati, Ohio 45202

                            BOARD OF TRUSTEES
                            Joseph T. Jordan, Jr., Chairman
                            C. Russell Bryan
                            Larry D. Coats, Jr.
                            John M. Day
                            Charles T. Manatt

                            OFFICERS
                            Larry D. Coats, Jr., President
                            Matthew F. Sauer, Vice President
                            Robert G. Dorsey, Vice President
                            Mark J. Seger, Treasurer
                            John F. Splain, Secretary


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the committee at the registrant's offices and meet any minimum qualifications adopted by the committee. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Larry D. Coats, Jr.
                           -------------------------------------------

                           Larry D. Coats, Jr., President

Date          February 21, 2006
      --------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Larry D. Coats, Jr.
                           -------------------------------------------

                           Larry D. Coats, Jr., President

Date          February 21, 2006
      --------------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------

                           Mark J. Seger, Treasurer

Date         February 21, 2006
      --------------------------------------



* Print the name and title of each signing officer under his or her signature.